Deferred tax - Major Deferred Tax Liabilities and Assets in Respect of Trading Losses Recognized (Details) - GBP (£) £ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax assets	£ (25)
Total shareholders equity	9,059	£ 20,909	£ 35,055	£ 52,350
In Respect of Trading Losses
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax assets	(25)	(24)	(13)
In Respect of Trading Losses | In Respect of Intangible Assets
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax liability in respect of intangible assets	£ 25	£ 24	£ 13